Stock Options and Warrants - Equity Instrument (Details) - $ / shares	6 Months Ended	12 Months Ended
	Aug. 31, 2020	Feb. 29, 2020	Feb. 28, 2019
Class of Warrant or Right [Roll Forward]
Balance, February 29, 2020	1,653,268	1,466,043	928,945
Issued		220,594	541,159
Exercised		(33,369)	(4,061)
Balance, August 31, 2020		1,653,268	1,466,043
Exercisable		1,653,268
Common stock warrants
Class of Warrant or Right [Roll Forward]
Balance, February 29, 2020	1,653,268
Exercised	(160,000)
Balance, August 31, 2020	0	1,653,268
Minimum
Class of Warrant or Right [Roll Forward]
Exercise price (in dollars per share)		$ 0.0005
Maximum
Class of Warrant or Right [Roll Forward]
Exercise price (in dollars per share)		$ 23.75